Revenue and expenses (Schedule of depreciation and amortization expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue and Expenses [Line Items]
Depreciation and amortization	$ 441.2	$ 428.0
Cost of sales [Member]
Revenue and Expenses [Line Items]
Depreciation and amortization	439.7	426.6
Selling and administrative expenses [Member]
Revenue and Expenses [Line Items]
Depreciation and amortization	$ 1.5	$ 1.4